UNITED STATES
             SECURITIES AND EXCHANGE COMMISSION
                  Washington, D.C.

                FORM 13F

          FORM 13F COVER PAGE
Report for the Quarter Ended December 31, 1999

Investment Manager Filing this Report:

Name:  G.W. Henssler & Associates, Ltd.
Address:  1281 Kennestone Circle
          Suite 100
          Marietta, GA  30066


         FORM 13F SUMMARY PAGE

Report Summary:

Number of other Included Managers:  0

Form 13F Information Table Entry Total:  170

Form 13F  Information Table Value Total:  421,687,000